PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET

NOTE 9 — PROPERTY AND EQUIPMENT, NET

	DECEMBER 31,
	2011	2010
Cost
Computers and office equipment	$6,805	$5,740
Leasehold improvements	2,199	1,520
	$9,004	$7,260
Accumulated Depreciation	5,131	3,876
Property and equipment, net	$3,873	$3,384